Reconciliation of Liabilities Arising from Financing Activities	12 Months Ended
Mar. 31, 2024
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Reconciliation of Liabilities Arising from Financing Activities	RECONCILIATION OF LIABILITIES ARISING FROM FINANCING ACTIVITIES
The changes in the Company’s liabilities arising from financing activities can be classified as follows:

As at	March 31, 2024			March 31, 2023
	Contingent consideration	Long-term debt	Total	Contingent consideration	Long-term debt	Total
	$	$	$	$	$	$
Beginning balance	7,037	127,190	134,227	—	106,676	106,676
Repayment	—	(159,110)	(159,110)	—	(97,518)	(97,518)
Proceeds	—	148,340	148,340	—	98,682	98,682
Total cash flow	—	(10,770)	(10,770)	—	1,164	1,164
Business acquisition (note 4)	—	—	—	7,037	11,053	18,090
Changes in estimate (note 4, 20)	(2,962)	—	(2,962)	—	—	—
Amortization of finance costs	—	426	426	—	430	430
Interest accretion on balances of purchase payable	—	384	384	—	784	784
Impacts of foreign exchange	7	152	159	—	7,083	7,083
Total non-cash	(2,955)	962	(1,993)	7,037	19,350	26,387
Ending balance	4,082	117,382	121,464	7,037	127,190	134,227